BNY Mellon Absolute Insight Multi-Strategy Fund

Incorporated herein by reference are the above-referenced fund’s As Revised Prospectuses for Classes A, C, I and Y shares and Class T shares, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 13, 2017 (SEC Accession No. 0001635295-17-000024).